SHARE OPTION PLANS (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2012
Tranche 1 [Member]
Exercise price (USD)	$ 8.75	[1]
Average risk-free interest rate	4.47%	[1]
Expected option life (year)	3 years 6 months	[1]
Volatility rate	30.79%	[1]
Dividend yield	0.00%	[1]
Tranche 2 [Member]
Exercise price (USD)	$ 9.27
Average risk-free interest rate	4.08%
Expected option life (year)	3 years 9 months 18 days
Volatility rate	60.86%
Dividend yield	0.00%
Tranche 3 [Member]
Exercise price (USD)	$ 5.30	[2]
Average risk-free interest rate	2.51%	[2]
Expected option life (year)	2 years 8 months 12 days	[2]
Volatility rate	78.17%	[2]
Dividend yield	0.00%	[2]
Tranche 4 [Member]
Exercise price (USD)	$ 6.64
Average risk-free interest rate	3.73%
Expected option life (year)	2 years 10 months 24 days
Volatility rate	77.27%
Dividend yield	0.00%
Tranche 5 [Member]
Exercise price (USD)	$ 12.23
Average risk-free interest rate	1.66%
Expected option life (year)	3 years
Volatility rate	92.81%
Dividend yield	0.00%
Tranche 6 [Member]
Exercise price (USD)	$ 10.84
Average risk-free interest rate	1.03%
Expected option life (year)	3 years
Volatility rate	88.03%
Dividend yield	0.00%
Tranche 7 [Member]
Exercise price (USD)	$ 2.55
Average risk-free interest rate	0.40%
Expected option life (year)	3 years
Volatility rate	90.30%
Dividend yield	0.00%

[1]	Tranche 1 was modified on September 14, 2009. The exercise price modified to USD 4.00 and the fair value was USD 2.66 at the modified date.
[2]	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.